Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies and Going Concern [Abstract]
Going Concern
A.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis. As of December 31, 2025, the Company had an accumulated deficit of approximately $165,870 and cash and cash equivalents of approximately $2. The Company has not generated revenues from operations and has incurred substantial net losses since inception.

Notwithstanding net income of $4,140 for the year ended December 31, 2025, which arose primarily from a non-cash credit loss recovery of $6,525 recognized upon reinstatement of the Apollo loan receivable during the first half of 2025 (see Note 14), the Company’s operating cash flows remain negative. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans include consummating the pending merger with MBody AI Corp. and utilizing the ARC Equity Line of Credit facility. There is no assurance these plans will be successfully executed.

Basis of Presentation
B.	Basis of Presentation
The Company’s consolidated financial statements have been prepared in accordance with U.S. GAAP. The functional currency of the Company is the U.S. dollar.
Consolidation
C.	Consolidation

The consolidated financial statements include the accounts of Check Cap Ltd. and its wholly-owned subsidiaries, Check-Cap US, Inc. and Check-Cap Canada Inc. All intercompany transactions and balances have been eliminated in consolidation.

Cash and Cash Equivalents
D.	Cash and Cash Equivalents
The Company considers all short-term, highly liquid investments with original maturities of three months or less to be cash equivalents.
Short-term Bank Deposit
E.	Short-term Bank Deposit
Bank deposits with original maturities of more than three months but less than twelve months are included in short-term bank deposits and bear interest at market rates.
Property and Equipment
F.	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives: laboratory equipment 5–7 years; office furniture and equipment 5–7 years; computers and auxiliary equipment 3 years.

Intangible Assets
G.	Intangible Assets

Intangible assets are recorded at cost and amortized on a straight-line basis over their estimated useful lives. The Ghost Kitchens ARA intangible asset, recorded at $759 upon issuance of shares on September 4, 2025, is amortized over its estimated useful life. Amortization expense for the year ended December 31, 2025 was $34.

Impairment of Long-Lived Assets
H.	Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount exceeds the fair value of the asset.

Investments in Equity Securities
I.	Investments in Equity Securities

The Company accounts for investments in equity securities without a readily determinable fair value under ASC 321, using the measurement alternative (cost less impairment, adjusted for observable price changes in orderly transactions for identical or similar investments of the same issuer). The Apollo equity investment of $6,525 thousand, arising from the noncash debt-for-equity exchange recognized on November 14, 2025, is recorded at cost equal to the carrying value of the loan receivable surrendered. No gain or loss was recognized on exchange. See Note 14.

Research and Development Expenses
J.	Research and Development Expenses
Research and development expenses are charged to operations as incurred, net of participation from the Israeli Innovation Authority.
Share-Based Compensation
K.	Share-Based Compensation

The Company measures share-based compensation awards at grant-date fair value using the Black-Scholes option-pricing model and recognizes compensation expense on a straight-line basis over the requisite service period.

Income Taxes
L.	Income Taxes
The Company uses the asset and liability method for income taxes. A full valuation allowance has been established against all deferred tax assets given the Company’s history of losses.
Loss (Earnings) Per Share
M.	Loss (Earnings) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share equals basic in loss years as all potentially dilutive securities are anti-dilutive.

Fair Value Measurements
N.	Fair Value Measurements
The Company applies ASC 820, using a three-level hierarchy: Level 1 (quoted prices), Level 2 (observable inputs other than Level 1), and Level 3 (unobservable inputs).
Leases
O.	Leases
The Company accounts for leases in accordance with ASC 842. As of December 31, 2025, the Company has one operating lease for office facilities in Isfiya, Israel.
Recent accounting pronouncements
P.	Recent Accounting Pronouncements

ASU 2023-07 (Segment Reporting) and ASU 2023-09 (Income Tax Disclosures) are effective for fiscal years beginning after December 15, 2023 and 2024, respectively. The Company is evaluating their impact. No other recently issued but not yet effective pronouncements are expected to have a material impact.

Severance pay
Q.	Severance Pay

All Company employees are subject to Section 14 of the Israeli Severance Pay Law. The Company’s monthly deposits release it from future severance obligations; accordingly, no related assets or liabilities are presented on the balance sheet.

Deferred Income Taxes
R.	Deferred Income Taxes

Deferred tax assets and liabilities are recognized for temporary differences between carrying amounts and tax bases. Given the Company’s history of losses, a full valuation allowance has been established against all deferred tax assets, including net operating loss carryforwards.